Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of accrued liabilities

	December 31, 2013	December 31, 2012
Accrued interest payable	$1,836	$4,758
Payroll liabilities	11,970	9,423
Liabilities related to equipment leases	190	760
Income and other taxes payable	1,659	1,332
	$15,655	$16,273